S000083700 [Member] Average Annual Total Returns	12 Months Ended	23 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.77%	10.70%
Performance Inception Date		Jan. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	21.35%
Performance Inception Date		Jan. 31, 2024
DoubleLine Commodity Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent	6.22%	5.08%
Performance Inception Date		Jan. 31, 2024
DoubleLine Commodity Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.70%	3.94%
Performance Inception Date		Jan. 31, 2024
DoubleLine Commodity Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.69%	3.41%
Performance Inception Date		Jan. 31, 2024